Related party transactions - Year end balances (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties
Trade receivables	¥ 488,663,000	¥ 283,186,000
Prepayment and other receivables		51,695,000
Financial assets at fair value through profit or loss (Note 21)	1,487,195	1,655,509,000
Derivative financial liabilities	165,880,000	2,682,000
Ping An Group and its subsidiaries
Disclosure of transactions between related parties
Trade receivables	480,994,000	281,223,000
Contract assets	40,381,000	71,114,000
Prepayment and other receivables	239,281,000	190,447,000
Financial assets at fair value through profit or loss (Note 21)	585,368,000	1,655,509,000
Cash and restricted cash	2,018,073,000	2,391,879,000
Trade and other payables	733,526,000	155,337,000
Contract liabilities	29,921,000	5,775,000
Shortterm borrowings	705,482,000	1,210,920,000
Derivative financial liabilities	165,880,000	2,682,000
Puhui Lixin
Disclosure of transactions between related parties
Trade receivables	230,000	¥ 1,963,000
SBI Japan
Disclosure of transactions between related parties
Trade receivables	5,439,000
Open Portal Guangxi
Disclosure of transactions between related parties
Trade receivables	¥ 2,000,000